Merrill Lynch Municipal Intermediate Term Fund
                   of Merrill Lynch Municipal Series Trust

                                        February 27, 1997

VIA ELECTRONIC FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

     Re:  Merrill Lynch Municipal Intermediate Term Fund
          of Merrill Lynch Municipal Series Trust
          Post-Effective Amendment No. 14 under the
          Securities Act of 1933 and Amendment No. 15
          under the Investment Company Act of 1940 to
          the Registration Statement on Form N-1A
          (File Nos. 33-8058 and 811-4802)
          ----------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust (the "Fund") hereby certifies that:

     (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

     (2)  the   text  of  Post-Effective  Amendment  No.  14  to  the  Fund's
          Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 24, 1997.

                              Very truly yours,

                              MERRILL LYNCH MUNICIPAL
                              INTERMEDIATE TERM FUND OF MERRILL
                              LYNCH MUNICIPAL SERIES TRUST


                              By:  /s/ SUSAN B. BAKER
                                   --------------------------------
                                   Susan B. Baker
                                   Secretary